Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Employee Stock Option
Options Outstanding Number of Shares
Beginning Balance			1,468,081
Granted			366,985
Vested			(450,115)
Forfeited			(106,359)
Ending Balance	1,278,592		1,278,592
Weighted Average Exercise Price
Beginning balance			$ 23.45
Granted			$ 45.82
Vested			$ 23.35
Forfeited			$ 22.33
Ending balance	$ 30.00		$ 30.00
Weighted Average Fair Value
Beginning Balance			$ 9.45
Granted	$ 15.51	$ 12.03	$ 14.09
Vested			$ 9.35
Forfeited			$ 9.38
Ending Balance	$ 10.82		$ 10.82